SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross proceeds		$ 118,785,342
Class A ordinary shares issuance costs		(92,514,424)
Adjustment of carrying value to initial redemption value		250,000
Class A ordinary shares subject to possible redemption	$ 30,604,459
Redemption	(28,911,257)
Extension funds attributable to common stock subject to redemption	370,000
Accretion of carrying value to redemption value	1,123,400
Class A ordinary shares subject to possible redemption	$ 3,186,602	$ 30,604,459
Computer Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years	3 years
Computer Hardware & Software [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years	3 years
Office Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			3 years	3 years